RELATED PARTIES (Details Narrative) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Jun. 01, 2023 $ / shares shares	Mar. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)
Related Party Transaction [Line Items]
Interest expense			$ 14,819		$ 14,724		$ 16,096
Compensation			$ 3,171
Compensation issued shares | shares			20,000	20,000
Accrued compensation			$ 200
Accrued prepaid expense			60
Independent Director One [Member]
Related Party Transaction [Line Items]
Compensation			100
Compensation issued shares | shares	5,000
Shares price per share | $ / shares	$ 10
Independent Director One [Member] | Stock Equivalent [Member]
Related Party Transaction [Line Items]
Compensation			50
Independent Director One [Member] | Cash [Member]
Related Party Transaction [Line Items]
Compensation			50
Independent Director Two [Member]
Related Party Transaction [Line Items]
Compensation			100
Compensation issued shares | shares	5,000
Shares price per share | $ / shares	$ 10
Independent Director Two [Member] | Stock Equivalent [Member]
Related Party Transaction [Line Items]
Compensation			50
Independent Director Two [Member] | Cash [Member]
Related Party Transaction [Line Items]
Compensation			50
Independent Director Three [Member]
Related Party Transaction [Line Items]
Compensation			100
Compensation issued shares | shares	5,000
Shares price per share | $ / shares	$ 10
Independent Director Three [Member] | Stock Equivalent [Member]
Related Party Transaction [Line Items]
Compensation			50
Independent Director Three [Member] | Cash [Member]
Related Party Transaction [Line Items]
Compensation			50
Independent Director Four [Member]
Related Party Transaction [Line Items]
Compensation			100
Compensation issued shares | shares	5,000
Shares price per share | $ / shares	$ 10
Independent Director Four [Member] | Stock Equivalent [Member]
Related Party Transaction [Line Items]
Compensation			50
Independent Director Four [Member] | Cash [Member]
Related Party Transaction [Line Items]
Compensation			$ 50
Four Independent Directors [Member] | Cash [Member] | Arrears on Semi-annual Basis [Member]
Related Party Transaction [Line Items]
Compensation		$ 25
FAW Finance Co., Ltd. [Member]
Related Party Transaction [Line Items]
Maturity date, description			11/1/2022 to 11/1/2025	11/1/2022 to 11/1/2025
Interest rate			3.915%						3.915%
Default principal rate			5.0895%						5.0895%
Interest expense			$ 7,510	¥ 53,126	7,240	¥ 48,773	7,295	¥ 46,365
Dezhou Economic and Tech Development Zone Jingtai Investment Co., Ltd. [Member]
Related Party Transaction [Line Items]
Maturity date, description			February 1, 2023 and ends on August 1, 2024	February 1, 2023 and ends on August 1, 2024
Interest rate			4.90%						4.90%
Interest expense			$ 203	¥ 1,437	$ 245	¥ 1,653	$ 256	¥ 1,627
Other payable			$ 848						¥ 6,000